INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred Income Tax Assets And Liabilities [Line Items]
Non-capital loss carry-forwards	$ 22,609	$ 221,178
Deferred income tax assets	22,609	221,178
Deferred income tax liability	(22,609)	(221,178)
Net deferred tax asset (liability)	0	0
Deficiency (excess) of carrying value over tax value of property, plant and equipment [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	0	(195,048)
Excess of carrying value over tax value of intangible assets [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Deferred income tax liability	$ (22,609)	$ (26,130)